New and revised standards not yet adopted	12 Months Ended
Dec. 31, 2025
New and revised standards not yet adopted
New and revised standards not yet adopted

3. New and revised standards not yet adopted

New and amended Standards and interpretations applicable for annual period beginning on January 1, 2025, did not have any material impact on our consolidated financial statements. The Group has not early adopted any of the new and amended standards which have been issued but are not yet effective.

The new and amended standards and interpretations that have been issued, but are not effective yet, are disclosed below. The Company intends to adopt these new and amended standards and interpretations, if applicable, when they become effective:

The following amendments are effective for the period beginning January 1, 2026:

●	Amendments to IFRS 9 and IFRS 7: Classification and Measurement of Financial instruments
●	Annual Improvements: Volume 11
●	Amendments to IFRS 9 and IFRS 7: Contracts referencing Nature-dependent Electricity

The following amendments are effective for the period beginning January 1, 2027:

●	IFRS 18: Presentation and Disclosure in Financial Statements

The Company is currently assessing the effect of these new accounting standards and amendments.

In April 2024, the IASB issued IFRS 18, which replaces IAS 1 Presentation of Financial Statements. IFRS 18 introduces new requirements for presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof investing and financing are new.

The standard requires disclosure of newly defined management-defined performance measures, subtotals of income and expenses, and it also includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements (PFS) and the notes.

In addition, narrow-scope amendments have been made to IAS 7 Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the optionality around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.

The Group is currently working to identify all impacts the amendments will have on the primary financial statements and notes to the financial statements.

IFRS 18 is effective for reporting periods beginning on or after 1 January 2027, but earlier application is permitted and must be disclosed. IFRS 18 will apply retrospectively.

Although the adoption of IFRS 18 will have no impact on the group’s net profit, the following changes are likely to be reflected:

●	Loss before financing and income tax will be introduced as [a] new subtotal[s] in the statement of profit or loss.
●	Interest income on cash and cash equivalents will be removed from financial result and classified as part of the investing category.
●	The interest result with respect to our defined benefit plans currently presented as part of operating profit will be presented as part of the financial result.
●	Foreign exchange difference will be classified in the category where the related income and expense form the item giving rising to the foreign exchange difference.
●	Remeasurement of the contingent consideration will be removed from financial result and classified as part of the operating result.

Classifications subject to pending IFRIC decisions:

●	Foreign exchange on intercompany transactions are currently presented as part of our financial result, pending final IFRIC decisions, it might be that this will have to be presented as part of operating result.

Changes to the cash flow statement:

●	Interest received currently classified as part of operating cash flows will have to be presented as part of investing cash flows
●	Interest paid currently classified as part of operating cash flows will have to be presented as part of financing cash flows

We have not early adopted any standard, interpretation, or amendment that has been issued but is not yet effective.